INVESCO STOCK FUNDS, INC.

         INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES OF

                              INVESCO DYNAMICS FUND
                               INVESCO GROWTH FUND
                          INVESCO GROWTH & INCOME FUND
                        INVESCO SMALL COMPANY GROWTH FUND
                           INVESCO S&P 500 INDEX FUND
                            INVESCO VALUE EQUITY FUND


                         Supplement dated June 12, 2003
                      to Prospectus dated November 30, 2002

Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Funds' distributor and will be responsible for the sale of the Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. after that date. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

INVESCO and the distributor are subsidiaries of AMVESCAP PLC.

                               INVESCO GROWTH FUND

The Board of Directors of INVESCO Stock Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Growth Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Large Cap Growth Fund ("Buying Fund"), a series of AIM Equity Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is long-term capital growth and current income. Buying Fund's investment objective is long-term growth of capital.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                          INVESCO GROWTH & INCOME FUND

The Board of Directors of INVESCO Stock Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Growth & Income ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Blue Chip Fund ("Buying Fund"), a series of AIM Equity Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is a high rate of total return. Buying Fund's investment objective is long-term growth of capital and, secondarily, current income.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                            INVESCO VALUE EQUITY FUND

The Board of Directors of INVESCO Stock Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Value Equity Fund ("Selling Fund"), a series of Seller, Inc., would transfer all of its assets and liabilities to AIM Large Cap Basic Value Fund ("Buying Fund"), a series of AIM Equity Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is high total return from capital appreciation and current income. Buying Fund's investment objective is long-term growth of capital with a secondary objective of current income.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
                                            Investor Class    Class A       Class B       Class C      Class K
Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                            None              5.50%          None          None         None
Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares        None              None(1)        5.00%(2)      1.00%(2)     None(1)
Maximum Sales Charge on reinvested
  dividends/distributions                   None              None           None          None         None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How
To Buy Shares."


Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the first paragraph and (ii) substitute the following in its place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

     FUND                               PORTFOLIO MANAGER(S)

     Dynamics                           Timothy J. Miller

     Growth                             Geoffrey V. Keeling
                                        Robert L. Shoss

     Growth & Income                    Monika H. Degan
                                        Kirk L. Anderson

     Small Company Growth               Stacie L. Cowell
                                        Cameron Cooke

     Value Equity                       Bret W. Stanley
                                        R. Canon Coleman II
                                        Matthew W. Seinsheimer
                                        Michael J. Simon

     S&P 500 Index                      World Asset Management


In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to delete the fourth, fifth, and eighth paragraphs in their entirety.

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraphs after the fifth paragraph:

Effective July 1, 2003 the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("AIM Advisors").

                                   GROWTH FUND

     o GEOFFREY V. KEELING, Senior Portfolio Manager, has been responsible for INVESCO Growth Fund since July 1, 2003. He has been responsible for AIM Large Cap Growth Fund since 1999 and has been associated with AIM Advisors and/or its affiliates since 1995.

     o ROBERT L. SHOSS, Senior Portfolio Manager, has been responsible for INVESCO Growth Fund since July 1, 2003. He has been responsible for AIM Large Cap Growth Fund since 1999 and has been associated with AIM Advisors and/or its affiliates since 1995.

They are assisted by the Large Cap Growth Team. More information on the management team may be found on the advisor's website
(http://www.invescofunds.com).

                              GROWTH & INCOME FUND

     o MONIKA H. DEGAN, (lead manager), Senior Portfolio Manager, has been responsible for INVESCO Growth & Income since July 1, 2003. She has been responsible for AIM Blue Chip Fund since 1997 and has been associated with AIM Advisors and/or its affiliates since 1995.

     o KIRK L. ANDERSON, Portfolio Manager, has been responsible for INVESCO Growth & Income since July 1, 2003. He who has been responsible for AIM Blue Chip Fund since 2003 and has been associated with AIM Advisors and/or its affiliates since 1994.

They are assisted by the Large Cap Growth Team. More information on the management team may be found on the advisor's website
(http://www.invescofunds.com).

                                VALUE EQUITY FUND

     o BRET W. STANLEY, (lead manager), Senior Portfolio Manager, has been responsible for INVESCO Value Equity since July 1, 2003. He has been responsible for AIM Large Cap Basic Value Fund since 1999 and has been associated with AIM Advisors and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

     o R. CANON COLEMAN II, Portfolio Manager, has been responsible for INVESCO Value Equity since July 1, 2003. He has been responsible for AIM Large Cap Basic Value Fund since 2003 and has been associated with AIM Advisors and/or its affiliates since 1999. From 1993 to 1999, he worked as a CPA for Deloite & Touche.

     o MATTHEW W. SEINSHEIMER, Portfolio Manager, has been responsible for INVESCO Value Equity since July 1, 2003. He has been responsible for AIM Large Cap Basic Value Fund since 2000 and has been associated with AIM Advisors and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

     o MICHAEL J. SIMON, Portfolio Manager, has been responsible for INVESCO Value Equity since July 1, 2003. He has been responsible for AIM Large Cap Basic Value Fund since 2002 and has been associated with AIM Advisors and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

They are assisted by the Basic Value Team. More information on the management team may be found on the advisor's website (http://www.invescofunds.com).

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:

                           Investor
                           Class            Class A           Class B           Class C          Class K
Initial Sales Charge       None             5.50%             None              None             None

CDSC(1)                    None             1% on certain     1%-5% for         1% for shares    0.70% on certain
                                            purchases held    shares held       held less than   purchases
                                            less than 18      less than         12 months        held less
                                            months            6 years                            12 months

12b-1 Fee                  0.25%            0.35%             1.00%             1.00%            0.45%

Conversion                 No               No                Yes(2)            No               No

Purchase Order
Maximum                    None             None              $250,000          $1,000,000       None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional
Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such
Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

  Year Since
  Purchase Made                             Class B                    Class C

  First                                     5%                         1%
  Second                                    4%                         None
  Third                                     3%                         None
  Fourth                                    3%                         None
  Fifth                                     2%                         None
  Sixth                                     1%                         None
  Seventh and following                     None(1)                    None

(1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

     LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     You  will not pay a CDSC:

           o   if you purchase less than $1,000,000 of Class A shares;
           o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
           o   if you redeem Class B shares you held for more than six years;
           o if you redeem Class C shares you held for more than twelve months;
           o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
           o if you redeem shares acquired through reinvestment of dividends and distributions;
           o if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
           o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
           o   on increases in the net asset value of your shares;
           o   to pay account fees;
           o for IRA distributions due to death or disability or periodic distribution based on life expectancy;
           o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
           o for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, to obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston Texas 77210-4739; or call 1-800-347-4246.